Income Taxes - Income/(Loss) Before Tax and Income Tax Expense/(Benefit) Attributable to that Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Examination [Line Items]
(Loss) before tax, U.S.	$ 269.0	$ 236.3	$ 34.8
Income (loss) from operations before income taxes	464.1	402.6	(27.0)
Current tax (benefit)/expense, U.S.	62.7	52.4	14.8
Current tax (benefit)/expense, Total	66.6	65.6	26.5
Deferred tax (benefit), U.S.	(4.4)	3.0	(102.9)
Deferred tax, Total	(88.6)	(197.7)	(104.6)
Total tax expense/(benefit), U.S.	58.3	55.4	(88.1)
Total tax expense/(benefit)	(22.0)	(132.1)	(78.1)
Base erosion and anti-abuse (BEAT) expense	0.2	0.9	2.3
Bermuda
Income Tax Examination [Line Items]
(Loss) before tax, Non-U.S.	85.3	148.8	(103.3)
Current tax (benefit)/expense, Non-U.S.	0.0	0.0	0.0
Deferred tax (benefit), Non-U.S.	1.3	(201.1)	0.0
Total tax expense/(benefit), Non-U.S.	1.3	(201.1)	0.0
Net deferred tax asset, Bermuda	158.9	156.6
Opening tax loss adjustment	40.0	44.5
U.K.
Income Tax Examination [Line Items]
(Loss) before tax, Non-U.S.	106.9	0.7	62.4
Current tax (benefit)/expense, Non-U.S.	3.9	5.3	7.0
Deferred tax (benefit), Non-U.S.	(85.3)	0.1	0.0
Total tax expense/(benefit), Non-U.S.	(81.4)	5.4	7.0
Deferred foreign income tax, brought forward valuation allowance	107.7
Other
Income Tax Examination [Line Items]
(Loss) before tax, Non-U.S.	2.9	16.8	(20.9)
Current tax (benefit)/expense, Non-U.S.	0.0	7.9	4.7
Deferred tax (benefit), Non-U.S.	(0.2)	0.3	(1.7)
Total tax expense/(benefit), Non-U.S.	$ (0.2)	$ 8.2	$ 3.0